K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

October 17, 2016

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Income Funds
File Nos. 002-89287; 811-03967

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Government Cash Management Fund (formerly, the First Investors Cash Management Fund) and the First Investors Strategic Income Fund (the “Funds”), each a series of First Investors Income Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on September 29, 2016 (Accession Number: 0000898432-16-002970), which is incorporated herein by reference.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

Attachments

cc:	Mary Carty Mary Najem Foresters Investment Management Company, Inc.